Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Feb. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant and equipment, net
Property, plant and equipment are stated at cost, less accumulated amortization. Amortization is provided using the following rates and methods:

Buildings, leasehold improvements and other	Straight-line over terms between 5 and 40 years
BlackBerry operations and other information technology	Straight-line over terms between 3 and 5 years
Manufacturing, repair and research and development equipment	Straight-line over terms between 1 and 5 years
Furniture and fixtures	Declining balance at 20% per annum

Intangible Assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years
Intangible assets comprised the following:

	As at February 28, 2019
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$1,020	$557	$463
Intellectual property	466	239	227
Other acquired intangibles	494	116	378
	$1,980	$912	$1,068

	As at February 28, 2018
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$682	$512	$170
Intellectual property	411	212	199
Other acquired intangibles	197	89	108
	$1,290	$813	$477

Adoption of Accounting Policies Cumulative effect to March 1, 2018 Financial Position [Table Text Block]
The cumulative effect of the changes made to the Company’s March 1, 2018 consolidated statement of financial position for the adoption of ASC 606 was as follows:

Consolidated Balance Sheets	Balance as at February 28, 2018	ASC 606 Adjustments	Balance as at March 1, 2018
Assets
Other assets	$66	$11	$77

Liabilities
Deferred revenue	$195	$97	$292

Shareholders’ equity
Deficit	$(45)	$(86)	$(131)

Adoption of Accounting Policies Impact of ASC606 to financial statements during fiscal year [Table Text Block]
The impact of the adoption of ASC 606 on the Company’s condensed financial statements during the fiscal year ended February 28, 2019 was as follows:

	As at February 28, 2019
Consolidated Balance Sheets	Balances Without Adoption of ASC 606	ASC 606 Adjustments	As Reported
Assets
Other assets	$67	$17	$84

Liabilities
Deferred revenue	$310	$40	$350

Shareholders’ equity
Deficit	$(9)	$(23)	$(32)

	For the Year Ended February 28, 2019
Consolidated Statements of Operations	Balances Without Adoption of ASC 606	ASC 606 Adjustments	As Reported
Revenue	$864	$40	$904

Operating expenses
Selling, marketing and administration	$410	$(4)	$406

Net income	$49	$44	$93
Earnings (loss) per share
Basic	$0.09	$0.08	$0.17
Diluted	$(0.07)	$0.07	$0.00